SATUIT CAPITAL MANAGEMENT TRUST

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

SATUIT CAPITAL U.S. SMALL CAP FUND

SATUIT CAPITAL U.S. SMID CAP FUND

March 9, 2015

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Satuit Capital Management Trust

File Nos.

333-45040

811-10103

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective March 2, 2015 do not differ from those filed in the Post-Effective Amendment No. 30 and Post-Effective Amendment No. 31, which were filed electronically March 2, 2015.

Sincerely,

By: /s/ Robert J. Sullivan

ROBERT J. SULLIVAN

Chairman, President and Treasurer